Cash and Cash Equivalents and Margin Cash (Details) - USD ($) $ in Millions		9 Months Ended
	Jul. 07, 2025	Sep. 30, 2025
Cash and Cash Equivalents and Margin Cash [Line Items]
Percentage of Interest		5.00%
Investment (in Dollars)	$ 6.3	$ 45.1
JBS USA [Member]
Cash and Cash Equivalents and Margin Cash [Line Items]
Percentage of Interest		0.05%